Schedule of Significant Unobservable Inputs Used in Fair Value Measurement (Details)		Dec. 31, 2024	Dec. 31, 2023
Various [Member] | Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input	[1]	5.8	0
Various [Member] | Weighted Average Cost Of Capital [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input	[1]	13.5	0
Various [Member] | Internal Rate Of Return [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input	[1]	11.3	0
Distributor Method [Member] | Weighted Average Cost Of Capital [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		13.5	0
Distributor Method [Member] | Long Term Revenue Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		5.8	0
Distributor Method [Member] | Revenue Growth Attributable To Existing Customers [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		50.0	0
Distributor Method [Member] | Existing Customer Attrition [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		20.0	0
Distributor Method [Member] | Distributor E B I T A Margin [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		7.5	0
Distributor Method [Member] | Contributory Asset Charges Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Distributor Method [Member] | Contributory Asset Charges Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		0.9
Distributor Method [Member] | Contributory Asset Charges Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		1.4
Relief From Royalty Method [Member] | Weighted Average Cost Of Capital [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		13.5	0
Relief From Royalty Method [Member] | Long Term Revenue Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		5.8	0
Relief From Royalty Method [Member] | Contributory Asset Charges Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		1.5	0
Relief From Royalty Method [Member] | Royalty Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		2.0	0
Multi Period Excess Earnings Method [Member] | Weighted Average Cost Of Capital [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		13.5	0
Multi Period Excess Earnings Method [Member] | Long Term Revenue Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		5.8	0
Multi Period Excess Earnings Method [Member] | Contributory Asset Charges Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Multi Period Excess Earnings Method [Member] | Contributory Asset Charges Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		2.2
Multi Period Excess Earnings Method [Member] | R And D Expense For New Developed Technology [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		12.5	0
Multi Period Excess Earnings Method [Member] | Developed Technology Obsolescence Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		30.0	0
Valuation Technique, Discounted Cash Flow [Member] | Weighted Average Cost Of Capital [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		13.5	0
Valuation Technique, Discounted Cash Flow [Member] | Long Term Revenue Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		5.8	0
Valuation Technique, Discounted Cash Flow [Member] | Cost Of Sales As A Percentage Of Revenue [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		13.9	0
Valuation Technique, Discounted Cash Flow [Member] | Gross Profit Margin [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		86.1	0
Valuation Technique, Discounted Cash Flow [Member] | Operating Expenses As A Percentage Of Revenue [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Valuation Technique, Discounted Cash Flow [Member] | Operating Expenses As A Percentage Of Revenue [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		49.5
Valuation Technique, Discounted Cash Flow [Member] | Operating Expenses As A Percentage Of Revenue [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		74.5
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Margin [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Margin [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		11.6
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Margin [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		36.6
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Growth Rate [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Growth Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		3.0
Valuation Technique, Discounted Cash Flow [Member] | E B I T D A Growth Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		45.9
Market Guideline Public Company [Member] | Revenue Multiples [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Market Guideline Public Company [Member] | Revenue Multiples [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		2.9
Market Guideline Public Company [Member] | Revenue Multiples [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		3.10
Market Guideline Public Company [Member] | Weighting [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input			0
Market Guideline Public Company [Member] | Weighting [Member] | Minimum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		25.0
Market Guideline Public Company [Member] | Weighting [Member] | Maximum [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		50.0
Market Guideline Transaction [Member] | Revenue Multiples [Member]
Business Combination [Line Items]
Alternative Investment, Measurement Input		3.25	0

[1]	Includes all of the valuation techniques for each of the fair valued assets above as of the acquisition date (Note 5)